11. NON-INTEREST EXPENSE (Tables)	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Occupancy, equipment and data processing expenses
	Year Ended September 30,
	2013	2012	2011

Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,624	$2,508	$2,278
Equipment, including depreciation, telephone,
etc.	2,719	2,632	2,623
Data processing	1,576	1,360	1,219

	$6,919	$6,500	$6,120

Other operating expenses

Other operating expenses consisted of the following:

	Year Ended September 30,
	2013	2012	2011

Stationery, printing and postage	$1,054	$979	$1,048
Debit card expense, and other deposit related costs	1,909	1,655	1,972
Other	1,066	1,914	1,196

	$4,029	$4,548	$4,216